Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Summary of Amounts Charged By The Company's Related Parties
The amounts charged by the Company’s related parties comprised the following:

		Year ended December 31,
	Location in statement of operations	2020	2021	2022
Management fees	Management fees – related party	503,355	527,425	1,045,640
Brokerage commissions	Voyage expenses – related party	250,241	218,192	1,202,449
Superintendent fees	Vessels’ operating expenses – related party	13,500	26,500	28,500
Crew management fees	Vessels’ operating expenses – related party	35,000	60,000	137,000
Executive compensation	General and administrative expenses	—	19,875	296,274
General and administrative expenses – Former Parent	General and administrative expenses	219,717	291,801	—
Commissions – vessels purchased	Vessels, net	—	—	1,168,000